Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 14, 2012
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 17, 2012
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHVX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHAX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHCX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHIX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHRX